Earnings Per Ordinary Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Ordinary Share [Abstract]
Net income attributable to Ordinary Shares	$ 3,337	$ 7	$ 3
Weighted average number of Ordinary Shares outstanding used in basic earnings per Ordinary Share calculation	30,464	30,040	29,849
Add assumed exercise of outstanding dilutive potential Ordinary Shares	81	54	164
Weighted average number of Ordinary Shares outstanding used in diluted earnings per Ordinary Share calculation	30,545	30,094	30,013
Basic income per Ordinary Share	$ 0.11	$ 0.00	$ 0.00
Diluted income per Ordinary Share	$ 0.11	$ 0.00	$ 0.00
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	391	526	976